Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Mafco Worldwide & Merisant
Property, Plant and Equipment [Line Items]
Property and Equipment

5.    Property and Equipment

Property, plant, and equipment consisted of the following:

	March 31,	December 31,
	2020	2019
	(Unaudited)
Machinery, equipment and other	$48.3	$50.1
Land, land rights, buildings and building improvements	26.8	25.1
Construction in progress	0.3	0.6
	75.4	75.8
Accumulated depreciation	(55.2)	(55.4)
	$20.2	$20.4

5.  Property and Equipment

Property, plant, and equipment consisted of the following:

	December 31
	2019	2018
Machinery, equipment and other	$50.1	$48.1
Land, land rights, buildings and building improvements	25.1	24.1
Construction in progress	0.6	1.0
	75.8	73.2
Accumulated depreciation	(55.4)	(53.5)
	$20.4	$19.7

During 2017, the Business disposed of certain machinery and equipment from a manufacturing facility in Manteno, Illinois that was closed in 2016 for cash proceeds of $2.4, which resulted in no gain or loss. During 2018, the Business disposed of the Manteno property that had been classified as assets held for sale as of December 31, 2017, for cash proceeds of $1.9, which resulted in a loss of $0.5.